Target Portfolio Trust
655 Broad Street
Newark, New Jersey 07102
October 3, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Target Portfolio Trust
Registration numbers 33-50476 and 811-07064
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and Statements of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 25, 2025.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-716-6422 or email: patrick.mcguinness@prudential.com.
Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary